LEASES - Schedule of Lease, Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021 [1]
Lease, Cost [Abstract]
Operating lease expense	$ 385	$ 267
Variable lease expense	17	0
Sublease income	$ (250)	$ (103)

[1]	Rent expense and sublease income as reported under ASC Topic 840.